Loans Receivable, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long term loan receivable	¥ 66,100
Securities received as collateral	620,800		¥ 370,400
Loan receivables, net	595,766	$ 93,489	418,947
Other Investments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables, net	¥ 58,500		¥ 96,400
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	4.00%	4.00%	4.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	17.00%	17.00%	17.00%
Financial Asset, Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	¥ 152,934	$ 23,999	¥ 163,376
Financial Asset, Past Due [Member] | Third Parties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	¥ 77,500		¥ 103,700